Commitments and Contingent Liabilities - Additional Information (Details) € in Millions, ¥ in Millions, $ in Millions						12 Months Ended
	Jan. 28, 2019 USD ($)	Nov. 28, 2018 EUR (€)	Nov. 28, 2018 USD ($)	Apr. 30, 2015 JPY (¥)	Apr. 30, 2015 USD ($)	Mar. 31, 2020 JPY (¥) lawsuit notice	Mar. 31, 2019 JPY (¥)
Disclosure of contingent liabilities [line items]
Future minimum sublease income under non-cancellable subleases							¥ 13,140
Contractual commitments for acquisition of property, plant and equipment						¥ 30,248	33,991
Contractual commitments for acquisition of intangible assets						823,927	¥ 655,531
Tax assessment | €		€ 398
Taxable gain related to break fee | $			$ 1,635.0
Aggregate provisions for legal and other disputes						¥ 49,711
Percentage of claimants opting in				95.00%	95.00%
Payment to qualified settlement fund				¥ 288,000	$ 2,400.0
Insurance proceeds received				¥ 58,000
Number of notices received | notice						16
Damages awarded | $	$ 155.2
United States | Commencement of major litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit						6,400
Outside the U.S. | Commencement of major litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits | lawsuit						3